Right-Of-Use Asset/Lease Liability (Tables)	12 Months Ended
Jun. 30, 2023
Right-Of-Use Asset/Lease Liability [Abstract]
Schedule of Office Space	Office space
	30 June 2023	30 June 2022
	RM	RM

Right-of-use asset
Cost

As at 1 July	222,984	-
Additional	280,288	222,984
As at 30 June	503,272	222,984

Accumulated depreciation

As at 1 July	(116,801)	-
Charge for the year	(126,945)	(116,801)
As at 30 June	(243,746)	(116,801)

Net carrying amount	259,526	106,183

	30 June 2023	30 June 2022
	RM	RM

Lease liability

As at 1 July	108,069	-
Addition	280,288	222,984
Interest charged	4,235	6,085
	392,592	229,069
Payment of:
- principal	(127,765)	(114,915)
- interest	(4,235)	(6,085)
	(132,000)	(121,000)
Net carrying amount	260,592	108,069

Schedule of Amounts Recognized in Profit or Loss	(d)The following are the amounts recognized in profit or loss:
	30 June 2023	30 June 2022
	RM	RM

Administrative expenses:
- depreciation of right of use asset	126,945	116,801
- expense relating to short-term leases	96,000	104,774
- expense relating to leases of low-value assets	6,095	4,770

Finance costs:
- interest expense on lease liability	4,235	6,085

Schedule of Maturity Profile of the Lease Liability	(e)The table below summarizes the maturity profile of the lease liability as at the end of the reporting period based on contractual undiscounted repayment obligations as follows:
	Weighted average incremental borrowing rate	Within one year	One to five years	Total
	%	RM	RM	RM
30 June 2023

Lease liability	3.88-5.02	132,000	143,000	275,000

30 June 2022

Lease liability	3.88	110,000	-	110,000

Schedule of Purpose of the Statements of Cash Flows, the Reconciliation of Liability Arising From Financing Activities	(g)For the purpose of the statements of cash flows, the reconciliation of liability arising from financing activities as follows:
	30 June 2023	30 June 2022
	RM	RM

Cash flows	(132,000)	(121,000)

Non-cash flows
- additions	280,288	222,984
- accretion of interest	4,235	6,085
At the end of the year	152,523	108,069